Average Annual Total Returns (Vanguard Total Bond Market Index Fund Institutional)	Vanguard Total Bond Market Index Fund Vanguard Total Bond Market Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Vanguard Total Bond Market Index Fund Vanguard Total Bond Market Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Total Bond Market Index Fund Vanguard Total Bond Market Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Total Bond Market Index Fund Vanguard Total Bond Market Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Barclays U.S. Aggregate Bond Index Vanguard Total Bond Market Index Fund Vanguard Total Bond Market Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Barclays U.S. Aggregate Bond Index Vanguard Total Bond Market Index Fund Vanguard Total Bond Market Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014	Barclays U.S. Aggregate Float Adjusted Index Vanguard Total Bond Market Index Fund Vanguard Total Bond Market Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Barclays U.S. Aggregate Float Adjusted Index Vanguard Total Bond Market Index Fund Vanguard Total Bond Market Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014	Spliced Barclays U.S. Aggregate Float Adjusted Index Vanguard Total Bond Market Index Fund Vanguard Total Bond Market Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Spliced Barclays U.S. Aggregate Float Adjusted Index Vanguard Total Bond Market Index Fund Vanguard Total Bond Market Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.91%	5.92%	4.64%	3.36%	5.97%	5.97%	5.85%	5.85%	5.85%	5.85%
Five Years	4.39%	4.41%	3.14%	2.93%	4.45%	4.45%	4.48%	4.48%	4.48%	4.48%
Ten Years	4.72%	4.72%	3.23%	3.10%	4.71%	4.71%	none	none	4.72%	4.72%